Fair Value Measurements - Additional Information (Detail) (Interest Rate Swap Contracts [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Weighted average remaining terms	4 years 6 months	4 years 3 months 18 days
Minimum [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Notional amount	14,983
Fixed interest rate	1.25%	1.25%
Maximum [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Notional amount	50,000
Fixed interest rate	2.42%	1.44%